VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisition [Line Items]
SCHEDULE OF FUTURE RESULTS OF OPERATIONS
	December 31,
	2021	2020
	(in thousands)
Revenues	$39,896	$33,195
Net loss	$(444)	$(1,542)

Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final purchase cost allocation:

Allocated cost
Property, plant, and equipment	$8,788
Intangible assets	686
Right-of-use assets	331
Inventories	59
Accounts receivable	28
Cash and cash equivalents	7
Other liabilities, noncurrent	(2,328)
Accounts payable	(1,503)
Other payables	(693)
Total net assets acquired	$5,374

Sanabil SA [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$332
Assumed debt	6,548
Noncontrolling interest	221
Total consideration paid	$7,101

Net assets acquired:
Current assets	$4,665
Current liabilities	(4,416)
Property, plant and equipment	5,413
Tradename	323
Customer relationship	453
Total net assets acquired	6,438
Goodwill	663
Total consideration paid	$7,101

MDS Burkina [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the preliminary allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$6,153
Assumed debt	7,348
Noncontrolling interest	1,714
Total consideration paid	$15,215

Net assets acquired:
Current assets	$4,559
Current liabilities	(1,144)
Property, plant and equipment	9,970
Total net assets acquired	13,385
Goodwill	1,830
Total consideration paid	$15,215

MDS Mali [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES

The following table represents the final allocation of the purchase consideration among assets acquired and liabilities assumed at their estimated acquisition date fair values:

Consideration paid:
Cash	$9,579
Assumed debt	9,723
Noncontrolling interest	4,037
Total consideration paid	$23,339

Net assets acquired:
Current assets	$16,715
Current liabilities	(7,293)
Property, plant and equipment	8,289
Tradename	734
Customer relationship	1,760
Other intangible assets	20
Total net assets acquired	20,225
Goodwill	3,114
Total consideration paid	$23,339